PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Australia 3.4%
Ingenia Communities Group, REIT	4,829,182	$18,436,546
Mirvac Group, REIT	5,698,243	10,308,964
Stockland, REIT	3,763,061	12,735,707
		41,481,217
Belgium 3.4%
Aedifica SA, REIT	147,605	17,841,577
Shurgard Self Storage SA	69,054	3,043,344
VGP NV	66,768	10,978,757
Warehouses De Pauw CVA, REIT	271,290	9,752,652
		41,616,330
Canada 2.9%
Canadian Apartment Properties REIT, REIT	196,405	7,863,880
InterRent Real Estate Investment Trust, REIT	698,249	7,693,707
Summit Industrial Income REIT, REIT	1,886,721	19,534,847
		35,092,434
China 1.8%
ESR Cayman Ltd., 144A*	2,923,757	10,451,964
GDS Holdings Ltd. (Class A Stock)*	936,117	11,976,645
		22,428,609
Germany 7.0%
alstria office REIT-AG, REIT	860,696	14,827,863
Aroundtown SA	2,709,916	18,826,891
Deutsche Wohnen SE	177,848	8,812,401
Vonovia SE	637,577	42,650,390
		85,117,545
Hong Kong 6.2%
Hang Lung Properties Ltd.	3,791,080	10,114,221
Link REIT, REIT	1,017,086	8,871,075
New World Development Co. Ltd.	2,775,902	12,871,274
Sun Hung Kai Properties Ltd.	1,812,445	24,660,747
Wharf Real Estate Investment Co. Ltd.	3,687,506	19,492,139
		76,009,456

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 11.3%
Activia Properties, Inc., REIT	3,003	$11,949,173
Invincible Investment Corp., REIT	31,771	10,540,250
Japan Hotel REIT Investment Corp., REIT	27,075	13,597,814
Japan Retail Fund Investment Corp., REIT	6,363	12,005,404
LaSalle Logiport REIT, REIT	2,397	3,751,465
Mitsubishi Estate Co. Ltd.	1,147,712	18,123,591
Mitsui Fudosan Co. Ltd.	606,259	12,257,309
Mitsui Fudosan Logistics Park, Inc., REIT	1,742	8,680,201
Nippon Building Fund, Inc., REIT	2,421	14,560,403
Nippon Prologis REIT, Inc., REIT	3,208	10,437,308
Nomura Real Estate Master Fund, Inc., REIT	7,559	11,442,953
Sumitomo Realty & Development Co. Ltd.	379,794	11,420,065
		138,765,936
Netherlands 0.5%
NSI NV, REIT	149,811	6,175,330
Singapore 2.0%
Frasers Centrepoint Trust, REIT	4,900,150	9,507,162
Keppel DC REIT, REIT	2,726,004	6,107,181
Mapletree Logistics Trust, REIT	6,109,616	9,061,010
		24,675,353
Spain 0.9%
Cellnex Telecom SA, 144A	198,243	11,618,660
Sweden 2.1%
Fabege AB	948,863	14,163,084
Pandox AB*	730,950	11,020,797
		25,183,881
United Kingdom 4.8%
British Land Co. PLC (The), REIT	1,715,898	10,533,697
Derwent London PLC, REIT	261,307	11,353,549
Segro PLC, REIT	1,679,344	21,950,288
UNITE Group PLC (The), REIT*	1,112,089	14,600,727
		58,438,261
United States 53.6%
Agree Realty Corp., REIT	158,471	10,015,367
Alexandria Real Estate Equities, Inc., REIT	978	163,434

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
American Campus Communities, Inc., REIT	291,069	$11,980,400
Americold Realty Trust, REIT	397,966	13,890,255
Apple Hospitality REIT, Inc., REIT	2,092,453	26,113,813
Camden Property Trust, REIT	279,195	28,519,769
CareTrust REIT, Inc., REIT	624,982	14,037,096
Community Healthcare Trust, Inc., REIT	247,516	11,068,916
Digital Realty Trust, Inc., REIT(a)	89,816	12,929,013
Duke Realty Corp., REIT	604,321	23,906,939
Equity LifeStyle Properties, Inc., REIT	207,164	12,603,858
Equity Residential, REIT(a)	546,049	33,658,460
Essential Properties Realty Trust, Inc., REIT	1,156,861	24,085,846
Essex Property Trust, Inc., REIT	54,817	13,134,701
Extra Space Storage, Inc., REIT(a)	241,442	27,473,685
Gaming & Leisure Properties, Inc., REIT	147,413	6,063,097
Global Medical REIT, Inc., REIT	1,445,001	18,120,313
Highwoods Properties, Inc., REIT	268,473	10,065,053
Host Hotels & Resorts, Inc., REIT	1,151,365	15,600,996
Invitation Homes, Inc., REIT	330,557	9,744,820
Kilroy Realty Corp., REIT	266,584	15,096,652
Life Storage, Inc., REIT	295,057	24,070,750
MGM Growth Properties LLC (Class A Stock), REIT	357,702	11,142,417
National Retail Properties, Inc., REIT	404,587	15,778,893
New Senior Investment Group, Inc., REIT	1,886,173	9,996,717
Prologis, Inc., REIT	567,222	58,537,310
Public Storage, REIT	26,533	6,039,441
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	208,822	13,594,312
Regency Centers Corp., REIT	80,580	3,801,764
Rexford Industrial Realty, Inc., REIT	103,962	5,087,900
RLJ Lodging Trust, REIT	1,222,297	15,779,854
Simon Property Group, Inc., REIT	222,893	20,713,447
SL Green Realty Corp., REIT	139,999	9,447,133
Spirit Realty Capital, Inc., REIT	380,794	14,683,417
STORE Capital Corp., REIT	357,019	11,074,729
Sun Communities, Inc., REIT(a)	113,097	16,187,574
UDR, Inc., REIT	727,327	27,965,723
Urban Edge Properties, REIT	506,524	6,984,966
VICI Properties, Inc., REIT(a)	294,428	7,443,140
Welltower, Inc., REIT(a)	643,471	38,994,343
		655,596,313

Total Long-Term Investments (cost $1,044,166,013)		1,222,199,325

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description		Shares	Value

Short-Term Investments 2.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	999	$999
PGIM Institutional Money Market Fund (cost $29,824,674; includes $29,822,915 of cash collateral for securities on loan)(b)(wa)	29,837,580	29,825,645

Total Short-Term Investments (cost $29,825,673)			29,826,644

TOTAL INVESTMENTS 102.3% (cost $1,073,991,686)			1,252,025,969
Liabilities in excess of other assets (2.3)%			(28,265,609)

Net Assets 100.0%			$1,223,760,360

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVA—Certificate Van Aandelen (Bearer)
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,102,658; cash collateral of $29,822,915 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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